UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2011

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

Brandes Institutional Global Equity Fund
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.95%
Automobiles - 3.63%
Honda Motor Co. Ltd.	15,700	$604,873
Toyota Motor Corp.	24,200	996,536
		1,601,409
Building Products - 0.91%
Masco Corp.	33,400	401,802
Commercial Banks - 7.90%
BB&T Corp.	12,800	343,552
Intesa Sanpaolo SpA	98,256	261,635
Intesa Sanpaolo SpA Savings Shares	118,900	256,305
KeyCorp	27,300	227,409
Mitsubishi UFJ Financial Group, Inc.	94,600	461,018
Mizuho Financial Group, Inc.	298,410	490,475
PNC Financial Services Group, Inc.	5,920	352,891
Sumitomo Mitsui Financial Group, Inc.	12,076	372,360
Wells Fargo & Co.	25,369	711,854
		3,477,499
Communications Equipment - 1.95%
Nokia OYJ	39,106	252,263
Telefonaktiebolaget LM Ericsson	42,000	604,611
		856,874
Computers & Peripherals - 3.21%
Dell, Inc. (a)	42,260	704,474
Western Digital Corp. (a)	19,540	710,865
		1,415,339
Diversified Financial Services - 2.84%
Bank Of America Corp.	57,532	630,551
Citigroup, Inc. (a)	14,936	621,935
		1,252,486
Diversified Telecommunication Services - 13.17%
AT&T, Inc.	21,100	662,751
Deutsche Telekom AG	64,200	1,001,792
France Telecom SA	46,963	998,603
Nippon Telegraph & Telephone Corp.	20,800	1,003,222
Portugal Telecom SGPS SA	38,800	381,436
Telecom Italia SpA Savings Shares	842,600	980,268
Telefonica SA	15,400	376,128
Telefonos de Mexico SAB de CV - ADR	23,922	394,713
		5,798,913
Electric Utilities - 0.44%
Centrais Electricas Brasileiras SA - ADR	14,500	195,750
Electronic Equipment, Instruments & Components - 3.35%
Corning, Inc.	13,210	239,762
FUJIFILM Holdings Corp.	19,400	605,066
TE Connectivity Ltd	17,200	632,273
		1,477,101

Food & Staples Retailing - 10.55%
Carrefour SA	22,300	916,747
J. Sainsbury Plc	106,000	561,511
Koninklijke Ahold NV	41,800	562,016
Safeway, Inc.	28,450	664,877
Seven & I Holdings Co. Ltd.	28,000	753,031
The Kroger Co.	28,100	696,880
Wm. Morrison Supermarkets Plc	102,000	487,864
		4,642,926
Food Products - 2.09%
Unilever NV	28,100	922,266
Health Care Equipment & Supplies - 1.16%
Boston Scientific Corp. (a)	73,600	508,576
Household Durables - 1.25%
Sony Corp.	20,800	548,814
Industrial Conglomerates - 1.72%
General Electric Co.	40,030	754,966
Insurance - 7.50%
Aegon NV (a)	60,400	411,570
Marsh & McLennan Companies, Inc.	21,700	676,823
MS&AD Insurance Group Holdings	20,500	479,840
NKSJ Holdings, Inc.	73,000	481,813
Swiss Re Ag (a)	13,900	780,516
Tokio Marine Holdings, Inc.	16,800	470,306
		3,300,868
Multiline Retail - 1.05%
Marks & Spencer Group Plc	79,400	460,280
Office Electronics - 3.10%
Canon, Inc.	16,500	784,844
Xerox Corp.	55,600	578,796
		1,363,640
Oil, Gas & Consumable Fuels - 10.61%
BP Plc	29,500	217,209
Chesapeake Energy Corp.	29,090	863,682
Chevron Corp.	7,148	735,100
ENI SpA	48,800	1,156,516
Total SA	17,678	1,022,033
Valero Energy Corp.	26,509	677,835
		4,672,375
Pharmaceuticals - 14.14%
Astellas Pharma, Inc.	12,600	488,894
AstraZeneca Plc	14,500	724,731
Daiichi Sankyo Co. Ltd.	24,800	484,618
Eli Lilly & Co.	19,500	731,835
GlaxoSmithKline Plc	40,800	874,521
Merck & Co., Inc.	15,999	564,605
Pfizer, Inc.	48,154	991,972
Sanofi-Aventis SA	11,200	900,940
Takeda Pharmaceutical Co. Ltd.	10,100	466,791
		6,228,907

Semiconductors & Semiconductor Equipment - 2.89%
Intel Corp.	34,900	773,384
STMicroelectronics NV	50,100	498,683
		1,272,067
Software - 3.02%
Microsoft Corp.	51,100	1,328,600
Specialty Retail - 1.47%
Lowe's Cos, Inc.	27,700	645,687
TOTAL COMMON STOCKS (Cost $39,455,065)		$43,127,145

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.98%
Repurchase Agreement - 1.98%
State Street Bank and Trust Repurchase Agreement, (Dated 6/30/11), due 7/1/11, 0.01%,
[Collateralized by $875,000 United States Treasury Bill, 5/15/13, 1.375% (Market
Value $891,746)] (proceeds $872,750)	$872,750	$872,750
TOTAL SHORT TERM INVESTMENTS (Cost $872,750)		$872,750

Total Investments (Cost $40,327,815) - 99.93%		$43,999,895
Other Assets in Excess of Liabilites - 0.07%		31,660
TOTAL NET ASSETS - 100.00%		$44,031,555

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depository Receipt

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Schedule of Investments by Country
June 30, 2011 (Unaudited)

Brazil	0.44%
Finland	0.57%
France	8.72%
Germany	2.28%
Italy	6.03%
Japan	21.56%
Mexico	0.90%
Netherlands	5.44%
Portugal	0.87%
Spain	0.85%
Sweden	1.37%
Switzerland	3.21%
United Kingdom	7.55%
United States	38.16%
COMMON STOCKS	97.95%
SHORT TERM INVESTMENTS	1.98%
TOTAL INVESTMENTS	99.93%
Other Assets in Excess of Liabilities	0.07%
TOTAL NET ASSETS	100.00%

Brandes Institutional International Equity Fund
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.21%
Brazil - 4.13%
Banco do Brasil SA	295,554	$5,268,518
Brasil Telecom SA - ADR	13,408	144,538
Brasil Telecom SA - ADR	23,640	677,522
Centrais Electricas Brasileiras SA - ADR	549,930	7,424,055
Petroleo Brasileiro SA - ADR	263,780	8,092,771
Tele Norte Leste Participacoes SA - ADR	92,800	1,442,112
Telecomunicacoes de Sao Paulo SA - ADR	49,464	1,469,069
Tim Participacoes SA - ADR	17,884	880,072
		25,398,657
Finland - 0.99%
Nokia OYJ	948,682	6,119,701
France - 12.46%
Alcatel-Lucent SA (a)	780,400	4,503,434
Carrefour SA	333,176	13,696,791
France Telecom SA	778,804	16,560,189
Natixis	924,548	4,638,862
Renault SA	55,100	3,269,123
Sanofi-Aventis SA	197,435	15,881,891
Total SA	314,394	18,176,314
		76,726,604
Germany - 4.22%
Deutsche Bank AG	77,905	4,598,022
Deutsche Post AG	319,600	6,144,236
Deutsche Telekom AG	975,000	15,214,127
		25,956,385
Ireland - 1.01%
CRH Plc	278,500	6,208,338
Italy - 7.83%
ENI SpA	806,415	19,111,306
Intesa Sanpaolo SpA	1,949,178	5,190,257
Intesa Sanpaolo SpA Savings Shares	971,300	2,093,767
Italcementi SpA Savings Shares	422,400	1,874,195
Telecom Italia SpA	6,286,774	8,744,896
Telecom Italia SpA Savings Shares	7,522,450	8,751,505
UniCredit SpA	1,162,557	2,460,818
		48,226,744
Japan - 29.43%
Astellas Pharma, Inc.	219,900	8,532,361
Canon, Inc.	159,200	7,572,560
Dai Nippon Printing Co. Ltd.	550,700	6,206,610
Daiichi Sankyo Co. Ltd.	396,502	7,748,071
FUJIFILM Holdings Corp.	313,600	9,780,869
Honda Motor Co. Ltd.	212,300	8,179,269
Japan Tobacco, Inc.	2,320	8,955,368

Mitsubishi UFJ Financial Group, Inc.	1,281,800	6,246,643
Mizuho Financial Group, Inc.	4,321,690	7,103,274
MS&AD Insurance Group Holdings	254,499	5,957,021
NEC Corp. (a)	2,044,000	4,667,630
Nippon Telegraph & Telephone Corp.	353,600	17,054,773
Nissan Motor Co. Ltd.	174,100	1,829,654
NKSJ Holdings, Inc.	876,000	5,781,762
Ono Pharmaceutical Co. Ltd.	96,500	5,162,599
Rohm Co. Ltd.	163,600	9,385,974
Seven & I Holdings Co. Ltd.	345,100	9,281,111
Sony Corp.	288,400	7,609,511
Sumitomo Mitsui Financial Group, Inc.	212,398	6,549,226
Sumitomo Mitsui Trust Holdings, Inc.	703,000	2,446,955
Taisho Pharmaceutical Co. Ltd.	236,000	5,316,915
Takeda Pharmaceutical Co. Ltd.	191,300	8,841,296
The 77 Bank Ltd.	197,300	860,847
The Akita Bank Ltd.	262,000	760,881
The San-In Godo Bank Ltd.	93,000	667,216
Tokio Marine Holdings, Inc.	271,500	7,600,477
Toyota Motor Corp.	269,300	11,089,555
		181,188,428
Mexico - 2.17%
Cemex SAB de CV - ADR (a)	1,023,659	8,803,467
Telefonos de Mexico SAB de CV - ADR	275,046	4,538,259
		13,341,726
Netherlands - 7.42%
Aegon NV (a)	1,235,762	8,420,563
Koninklijke Ahold NV	746,752	10,040,345
SNS Reaal NV (a)	141,435	630,453
STMicroelectronics NV	933,900	9,295,810
Unilever NV	341,104	11,195,319
Wolters Kluwer NV	275,972	6,118,501
		45,700,991
New Zealand - 0.45%
Telecom Corp. of New Zealand Ltd.	1,348,609	2,748,635
Portugal - 1.45%
Portugal Telecom SGPS SA	910,917	8,955,063
Singapore - 0.69%
Flextronics International Ltd. (a)	665,300	4,271,226
South Korea - 1.87%
Korea Electric Power Corp. - ADR (a)	473,800	6,287,326
SK Telecom Co. Ltd. - ADR	279,200	5,221,040
		11,508,366
Spain - 1.17%
Telefonica SA	295,501	7,217,282
Sweden - 1.27%
Telefonaktiebolaget LM Ericsson	542,200	7,805,243
Switzerland - 5.84%
Swiss Re Ag (a)	237,320	13,326,050
Swisscom AG	19,700	9,031,208
TE Connectivity Ltd	208,072	7,648,727
UBS AG (a)	325,637	5,942,736
		35,948,721

United Kingdom - 14.81%
AstraZeneca Plc	245,655	12,278,193
Barclays Plc	1,471,121	6,035,079
BP Plc	1,171,430	8,625,261
GlaxoSmithKline Plc	561,220	12,029,377
ITV Plc (a)	5,099,100	5,854,983
J. Sainsbury Plc	1,769,500	9,373,528
Kingfisher Plc	1,717,700	7,378,556
Marks & Spencer Group Plc	1,489,419	8,634,131
Vodafone Group Plc	3,353,200	8,891,499
Wm. Morrison Supermarkets Plc	1,906,011	9,116,414
Wolseley	91,829	2,997,448
		91,214,469
TOTAL COMMON STOCKS (Cost $627,590,419)		$598,536,579

PREFERRED STOCKS - 0.48%
Italy - 0.48%
Unipol Gruppo Finanziario SpA (a)	7,247,200	$2,960,634
TOTAL PREFERRED STOCKS (Cost $5,368,124)		$2,960,634

Total Investments (Cost $632,958,543) - 97.69%		$601,497,213
Other Assets in Excess of Liabilities - 2.31%		14,217,377
TOTAL NET ASSETS - 100.00%		$615,714,590

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of security is out on loan. See Note 3 to the Schedule of Investments.

Brandes Institutional International Equity Fund
Schedule of Investments by Industry
June 30, 2011 (Unaudited)

Air Freight & Logistics	1.00%
Automobiles	3.96%
Capital Markets	1.71%
Commercial Banks	8.17%
Commercial Services & Supplies	1.01%
Communications Equipment	2.99%
Computers & Peripherals	0.76%
Construction Materials	2.74%
Diversified Financial Services	0.10%
Diversified Telecommunication Services	16.66%
Electric Utilities	2.23%
Electronic Equipment, Instruments & Components	3.52%
Food & Staples Retailing	8.37%
Food Products	1.82%
Household Durables	1.24%
Insurance	6.67%
Media	1.94%
Multiline Retail	1.40%

Office Electronics	1.23%
Oil, Gas & Consumable Fuels	8.77%
Pharmaceuticals	12.31%
Semiconductors & Semiconductor Equipment	3.03%
Specialty Retail	1.20%
Tobacco	1.45%
Trading Companies & Distributors	0.49%
Wireless Telecommunication Services	2.44%
COMMON STOCKS	97.21%
PREFERRED STOCKS	0.48%
TOTAL INVESTMENTS	97.69%
Other Assets in Excess of Liabilities	2.31%
TOTAL NET ASSETS	100.00%

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Brandes Institutional Emerging Markets Fund
Schedule of Investments
June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.44%
Argentina - 0.67%
Grupo Clarin - GDR (a)	30,428	$290,639
Nortel Inversora SA (a)	16,356	468,109
		758,748
Austria - 2.43%
Erste Group Bank AG	52,369	2,742,745
Brazil - 19.50%
Banco do Brasil SA	150,300	2,679,234
Banco Santander Brasil SA - ADR	237,321	2,779,028
Brasil Telecom SA	20,411	584,979
Brasil Telecom SA - ADR	49,531	533,944
Centrais Electricas Brasileiras SA - ADR	190,765	2,575,329
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	12,420	741,101
Cia Paranaense de Energia	6,000	146,977
Embraer SA - ADR	19,154	589,560
Marfrig Alimentos SA	247,542	2,395,081
Petroleo Brasileiro SA	86,572	2,656,029
Redecard SA	120,200	1,802,249
Tim Participacoes SA	20,661	1,016,728
Tele Norte Leste Participacoes SA	29,690	513,651
Telecomunicacoes de Sao Paulo SA - ADR	47,151	1,400,385
Viver Incorporadora e Construtora SA (a)	962,303	1,590,838
		22,005,113
China - 14.18%
Chaoda Modern Agriculture Holdings Ltd.	3,433,934	1,496,934
China Mobile Ltd	297,000	2,765,007
China Resources Power Holdings Co. Ltd.	1,360,409	2,659,924
China Yuchai International Ltd. (a)	54,400	1,147,840
People's Food Holdings Ltd.	2,433,519	1,508,130
PetroChina Co. Ltd.	161,700	237,503
Sinotrans Limited	7,026,350	1,667,359
Weiqiao Textile Co.	2,764,877	2,085,908
Xinhua Winshare Publishing and Media Co. Ltd.	565,450	307,152
Yingde Gases	2,311,000	2,132,314
		16,008,071
Czech Republic - 2.39%
Telefonica Czech Republic AS	103,900	2,704,204
Hong Kong - 2.54%
Dickson Concepts International Ltd.	208,228	162,576
First Pacific Co. Ltd.	3,030,899	2,706,960
		2,869,536
Hungary - 1.95%
Magyar Telekom Telecommunications Plc	686,604	2,206,324

Israel - 2.56%
Bezeq The Israel Telecommunication Corp. Ltd.	158,480	401,226
Partner Communications Co. Ltd.	132,778	2,002,208
Syneron Medical Ltd. (a)	40,050	485,807
		2,889,241
Kuwait - 0.28%
National Mobile Telecommunication Co. KSC	45,000	321,780
Malaysia - 0.91%
Proton Holdings Bhd	941,100	1,033,104
Mexico - 5.93%
Cemex SAB de CV - ADR (a)	400,974	3,448,376
Fibra Uno Administracion SA de CV	406,230	697,376
Gruma SAB de Cv	748,370	1,553,179
Grupo Televisa SA - ADR (a)	2,720	14,621
Grupo Televisa SA (a)	117,853	633,847
Telefonos de Mexico SAB de CV - ADR	20,296	334,884
		6,682,283
Pakistan - 0.70%
Lucky Cement Ltd. (a)	393,334	324,111
Nishat Mills Ltd.	798,570	467,605
		791,716
Panama - 1.87%
Banco Latinoamericano de Comercio Exterior SA	121,891	2,111,152
Philippines - 1.02%
First Philippine Holdings Corp.	841,300	1,151,691
Russia - 4.58%
Gazprom OAO - ADR (a)	175,678	2,556,115
Lukoil OAO - ADR	40,950	2,610,562
		5,166,677
Saudi Arabia - 1.52%
Etihad Etisalat Co. (a)(b)(c)	123,000	1,721,954
Singapore - 3.46%
Flextronics International Ltd. (a)	423,904	2,721,464
Haw Par Corp. Ltd.	101,100	493,853
M1 Limited	336,201	693,263
		3,908,580
South Africa - 5.16%
JD Group Ltd.	337,129	2,105,498
MTN Group Ltd.	97,580	2,078,832
Standard Bank Group Ltd.	111,230	1,644,895
		5,829,225
South Korea - 13.23%
Hana Financial Group, Inc.	58,430	2,050,298
KB Financial Group, Inc.	18,600	884,208
KB Financial Group, Inc. - ADR	25,337	1,211,109
Korea Electric Power Corp. (a)	57,350	1,523,400
Korea Electric Power Corp. - ADR (a)	80,820	1,072,481
Lotte Chilsung Beverage Co. Ltd.	1,510	1,868,528
POSCO	1,850	803,743
POSCO - ADR	18,868	2,049,443
Shinhan Financial Group Co. Ltd. - ADR	7,279	698,420
SK Telecom Co. Ltd.	18,320	2,771,207
		14,932,837

Turkey - 4.56%
Dogus Otomotiv Servis ve Ticaret AS (a)	536,810	1,509,671
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	774,271	1,035,223
Turkiye Vakiflar Bankasi Tao	1,154,300	2,609,933
		5,154,827
TOTAL COMMON STOCKS (Cost $100,463,081)		$100,989,808

PREFERRED STOCKS - 4.74%
Brazil - 3.14%
Cia Energetica do Ceara	45,850	941,002
Usinas Siderugicas de Minas Gerais SA	296,960	2,608,735
		3,549,737
South Korea - 1.60%
Hyundai Motor Co.	25,070	1,801,148
TOTAL PREFERRED STOCKS (Cost $4,877,837)		$5,350,885

		Value
SHORT TERM INVESTMENTS - 4.95%
Money Market Fund - 4.95%
Northern Institutional Treasury Portfolio, 0.01%	5,594,203	$5,594,203
TOTAL SHORT TERM INVESTMENTS (Cost $5,594,203)		$5,594,203

Total Investments (Cost $110,935,121) - 99.13%		$111,934,896
Other Assets in Excess of Liabilities - 0.87%		986,376
TOTAL NET ASSETS - 100.00%		$112,921,272

GDR	Global Depository Receipt
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Represents the underlying security of a participatory note with HSBC Bank Plc.
(c)	The price for this security was derived from an estimate of fair market value using methods approved by the Funds' Board of Trustees. This security represents $1,721,954 or 1.52% of the Fund's assets.

Brandes Institutional Emerging Markets Fund
Schedule of Investments by Industry
June 30, 2011 (Unaudited)

Aerospace & Defense	0.52%
Air Freight & Logistics	1.48%
Automobiles	0.91%
Beverages	1.65%
Chemicals	1.89%
Commercial Banks	17.19%
Construction Materials	3.34%
Distributors	1.61%
Diversified Financial Services	2.40%
Diversified Telecommunication Services	8.10%
Electric Utilities	5.73%
Electronic Equipment, Instruments & Components	2.41%
Food Products	6.16%
Health Care Equipment & Supplies	0.43%

Health Care Providers & Services	0.92%
Household Durables	1.41%
Independent Power Producers & Energy Traders	2.35%
Industrial Conglomerates	0.44%
IT Services	1.59%
Machinery	1.02%
Media	0.83%
Metals & Mining	2.53%
Oil, Gas & Consumable Fuels	7.14%
Real Estate Investment Trust	0.62%
Specialty Retail	2.01%
Textiles, Apparel & Luxury Goods	2.26%
Water Utilities	0.66%
Wireless Telecommunication Services	11.84%
COMMON STOCKS	89.44%
PREFERRED STOCKS	4.74%
SHORT TERM INVESTMENTS	4.95%
TOTAL INVESTMENTS	99.13%
Other Assets in Excess of Liabilities	0.87%
TOTAL NET ASSETS	100.00%

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Brandes Institutional Core Plus Fixed Income Fund
Schedule of Investments
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 9.27%
Federal National Mortgage Association - 5.83%
Pool #979639, 5.000%, 06/01/2023	$618,117	$663,902
Pool #257231, 5.500%, 07/01/2040 (d)	800,000	865,000
		1,528,902
Fannie Mae Interest Only Strip - 1.29%
5.500%, 01/01/2036	785,246	173,957
6.000%, 06/01/2036	780,600	164,154
		338,111
Freddie Mac Mortgage - 2.15%
Freddie Mac Gold Pool
Pool #G0-6018, 6.500%, 04/01/2039	500,000	563,805
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $2,388,811)		$2,430,818

OTHER MORTGAGE RELATED SECURITIES - 14.16%
Collateralized Mortgage Obligations - 2.63%
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, 2.741%, 01/25/2035	$775,000	$680,828
Series 2006-AR14, 5.881%, 10/25/2036	8,650	8,008
		688,836
Near Prime Mortgage - 9.03%
Banc of America Funding Corp.
Series 2006-H, 4.855%, 09/20/2046	87,130	64,531
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.810%, 10/25/2035	855,000	739,202
Bear Stearns Alt-A Trust
Series 2004-11, 0.866%, 11/25/2034	458,710	364,161
Series 2005-7, 0.456%, 08/25/2035	487,509	385,180
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 2.693%, 03/20/2036	65,226	36,242
First Horizon Alternative Mortgage Securities
Series 2004-FA2, 6.000%, 01/25/2035	31,275	31,125
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, 2.663%, 12/25/2035	236,923	201,936
Opteum Mortgage Acceptance Corp.
Series 2005-3, 0.476%, 07/25/2035	381,952	294,680
WaMu Mortgage Pass Through Certificates
Series 2007-HY2, 4.761%, 11/25/2036	78,346	60,235
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	145,942	132,587
Series 2007-PA5, 6.250%, 11/25/2037	69,033	58,554
		2,368,433
Sub-Prime Mortgages - 2.50%
Accredited Mortgage Loan Trust
Series 2006-2, 0.336%, 09/25/2036	600,000	493,724

Countrywide Asset-Backed Certificates
Series 2004-10, 1.236%, 12/25/2034	115,013	30,227
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.356%, 04/25/2036	170,237	131,700
		655,651
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $3,390,146)		$3,712,920

US GOVERNMENTS - 18.49%
Sovereign - 18.49%
United States Treasury Bond
4.750%, 02/15/2037	$325,000	$347,699
United States Treasury Note
3.375%, 11/15/2019 (e)	4,315,000	4,498,388
TOTAL US GOVERNMENTS (Cost $4,815,794)		$4,846,087

	Shares	Value
COMMON STOCKS - 0.08%
Commercial Services & Supplies - 0.03%
Quad/Graphics, Inc. (a)	208	$8,083
Paper & Forest Products - 0.05%
AbitibiBowater, Inc. (a)	632	12,829
Abitibi-Consolidated (a)(c)	80,000	–
Quebecor World (a)(c)	140,000	–
		12,829
Semiconductors - 0.00%
Magnachip Semiconductor Corp. (a)	21.750000	251
TOTAL COMMON STOCKS (Cost $67,097)		$21,163

PREFERRED STOCKS - 0.06%
Diversified Financial Services - 0.06%
Ally Financial, Inc., 7.000% (b)	16	$15,038
TOTAL PREFERRED STOCKS (Cost $0)		$15,038
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 4.71%
Student Loan - 4.71%
National Collegiate Student Loan Trust
Series A-4, 0.491%, 10/25/2033	$410,000	$212,646
SLM Student Loan Trust
Series 2004-B, 0.577%, 03/15/2024	260,000	226,450
Series 2004-B, 0.677%, 09/15/2033	300,000	246,281
Series 2005-A, 0.557%, 12/15/2038	400,000	324,932
Series 2006-A, 0.537%, 06/15/2039	275,000	225,093
		1,022,756
TOTAL ASSET BACKED SECURITIES (Cost $1,173,105)		$1,235,402

CORPORATE BONDS - 51.76%
Advertising - 1.08%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$255,000	$282,413
Automobile Parts & Equipment - 0.24%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	65,000	64,188

Banks & Thrifts - 11.28%
Ally Financial, Inc.
7.500%, 12/31/2013	15,000	16,031
6.750%, 12/01/2014	650,000	671,126
8.000%, 12/31/2018	18,000	19,260
Banco Santander Chile
7.375%, 07/18/2012	23,700	24,885
Citigroup, Inc.
6.125%, 11/21/2017	235,000	259,547
6.875%, 03/05/2038	235,000	261,519
Fifth Third Bancorp
8.250%, 03/01/2038	175,000	209,241
First Horizon National Corp.
5.375%, 12/15/2015	130,000	138,309
JP Morgan Chase & Co.
7.900%, 04/30/2099	260,000	279,263
KeyCorp
6.500%, 05/14/2013	110,000	119,696
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017	335,000	362,507
National City Corp.
4.900%, 01/15/2015	235,000	256,833
Regions Financial Corp.
5.750%, 06/15/2015	205,000	201,925
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	115,000	133,807
		2,953,949
Building Materials - 4.66%
CRH America Corp.
6.000%, 09/30/2016	160,000	175,627
Masco Corp.
6.125%, 10/03/2016	305,000	313,310
Mohawk Industries, Inc.
6.875%, 01/15/2016	255,000	277,313
Owens Corning
6.500%, 12/01/2016	125,000	136,010
USG Corp.
6.300%, 11/15/2016	365,000	321,200
		1,223,460
Chemical - 1.03%
Lyondell Chemical Co.
11.000%, 05/01/2018	240,000	268,800
Consumer Products - 0.69%
Spectrum Brands, Inc.
9.500%, 06/15/2018 (b)	165,000	180,675
Containers & Packaging - 0.85%
Sealed Air Corp.
7.875%, 06/15/2017	205,000	221,834
Diversified Financial Services - 4.97%
American International Group, Inc.
6.400%, 12/15/2020	200,000	215,277

Countrywide Financial Corp.
5.800%, 06/07/2012	455,000	474,619
Ford Motor Credit Co. LLC
7.000%, 10/01/2013	250,000	267,169
International Lease Finance Corp.
6.625%, 11/15/2013	135,000	139,725
SLM Corp.
5.000%, 10/01/2013	200,000	208,000
		1,304,790
Electric Utilities - 9.09%
Ameren Corp.
8.875%, 05/15/2014	300,000	347,557
Arizona Public Service Co.
8.750%, 03/01/2019	340,000	436,515
Commonwealth Edison Co.
5.900%, 03/15/2036	175,000	183,429
EDP Finance BV
4.900%, 10/01/2019 (b)	300,000	257,017
FirstEnergy Corp.
7.375%, 11/15/2031	430,000	489,613
Nisource Finance Corp.
5.250%, 09/15/2017	285,000	308,262
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	30,000	34,130
7.000%, 09/01/2022	175,000	208,637
		242,767
PPL Energy Supply LLC
6.500%, 05/01/2018	100,000	112,826
		2,377,986
Energy - 0.83%
Valero Energy Corp.
9.375%, 03/15/2019	170,000	217,138
Equipment - 0.15%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 04/19/2022	37,881	38,968
FDIC Guaranteed - 1.56%
Ally Financial, Inc.
2.200%, 12/19/2012	400,000	410,154
Food, Beverage & Tobacco - 2.37%
Altria Group, Inc.
9.700%, 11/10/2018	150,000	197,118
Chiquita Brands International, Inc.
7.500%, 11/01/2014	70,000	70,525
Pilgrim's Pride Corp.
7.875%, 12/15/2018 (b)	150,000	138,750
Tyson Foods, Inc.
7.100%, 04/01/2016	195,000	215,475
		621,868
Homebuilders - 3.55%
Centex Corp.
6.500%, 05/01/2016	80,000	83,600
Lennar Corp.
5.600%, 05/31/2015	290,000	284,925

Pulte Group, Inc.
5.200%, 02/15/2015	440,000	439,999
Toll Brothers Finance Corp.
5.150%, 05/15/2015	120,000	123,297
		931,821
Insurance - 1.48%
CNA Financial Corp.
7.350%, 11/15/2019	125,000	142,492
5.875%, 08/15/2020	110,000	114,371
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	120,000	131,874
		388,737
Leisure Time - 0.51%
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	125,000	133,438
Media - 0.71%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	15,000	16,749
Virgin Media Finance Plc
9.500%, 08/15/2016	150,000	169,500
		186,249
Oil & Gas - 3.37%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	435,000	489,630
El Paso Corp.
7.000%, 06/15/2017	90,000	101,824
Transocean, Inc.
5.250%, 03/15/2013	275,000	292,923
		884,377
Retail - 0.70%
Marks & Spencer PLC
7.125%, 12/01/2037 (b)	185,000	182,943
Technology, Equipment & Services - 0.58%
Unisys Corp.
12.500%, 01/15/2016	140,000	153,300
Telecommunications - 2.06%
Telecom Italia Capital SA
6.999%, 06/04/2018	85,000	92,963
Verizon New York, Inc.
6.875%, 04/01/2012	430,000	449,144
		542,107
TOTAL CORPORATE BONDS (Cost $12,200,367)		$13,569,195

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: $1.97 (a)(c)	870	$-
TOTAL WARRANTS (Cost $8,748)		$–

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.94%
COMMERCIAL PAPER - 1.62%
Freddie Mac Discount Note, 0.007%, 7/6/2011	$425,000	$424,997
TOTAL COMMERCIAL PAPER (Cost $424,997)		$424,997

Repurchase Agreement - 1.32%
State Street Bank and Trust Repurchase Agreement, (Dated 6/30/11), due 7/1/11, 0.01%,
[Collateralized by $350,000 United States Treasury Bill, 5/15/13, 1.375%
(Market Value $356,699)] (proceeds $345,812)	345,812	345,812
TOTAL SHORT TERM INVESTMENTS (Cost $345,812)		$770,809

Total Investments (Cost $24,814,877) - 101.47%		$26,601,432
Liabilities in Excess of Other Assets - (1.47%)		(386,441)
TOTAL NET ASSETS - 100.00%		$26,214,991

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act"
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act or pursuant to another exemption from registration). The market values of these securities total
$774,423, which represents 2.95% of total net assets.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $0 or 0.00% of the Fund's net assets.
(d)	Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(e)	Security pledged as collateral for when-issue purchase commitments outstanding as of June 30, 2011.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
June 30, 2011 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 2.02%
Fannie Mae Interest Only Strip - 2.02%
5.500%, 01/01/2036	$6,422,189	$1,422,721
6.000%, 06/01/2036	7,839,795	1,648,643
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $2,968,556)		$3,071,364

OTHER MORTGAGE RELATED SECURITIES - 10.89%
Collateralized Mortgage Obligations - 0.05%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 5.881%, 10/25/2036	$76,890	$71,180
Near Prime Mortgage - 5.67%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.810%, 10/25/2035	3,700,000	3,198,882
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 2.693%, 03/20/2036	1,599,242	888,608
First Horizon Alternative Mortgage Securities
Series 2004-FA2, 6.000%, 01/25/2035	1,813,967	1,805,251
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, 2.663%, 12/25/2035	1,077,607	918,470
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	1,985,213	1,803,546
		8,614,757
Sub-Prime Mortgages - 5.17%
Argent Securities, Inc.
Series 2004-W11, 1.386%, 11/25/2034	666,414	147,693
Countrywide Asset-Backed Certificates
Series 2004-10, 1.236%, 12/25/2034	3,367,568	885,058
Series 2004-13, 1.036%, 04/25/2035	1,810,000	1,249,521
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF8, 1.136%, 10/25/2034	2,062,380	1,038,322
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.356%, 04/25/2036	2,900,837	2,244,165
Structured Asset Investment Loan Trust
Series A3, 0.566%, 07/25/2035	2,524,123	2,310,416
		7,875,175
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $21,006,478)		$ 16,561,112

US GOVERNMENTS - 2.34%
Sovereign - 2.34%
United States Treasury Bond
4.750%, 02/15/2037	$1,860,000	$1,989,910
United States Treasury Note
3.375%, 11/15/2019	1,500,000	1,563,457
TOTAL US GOVERNMENTS (Cost $3,456,492)		$3,553,367

	Shares	Value

COMMON STOCKS - 0.80%
Commercial Services & Supplies - 0.37%
Quad/Graphics, Inc. (a)	14,443	$561,255
Paper & Forest Products - 0.41%
AbitibiBowater, Inc. (a)	31,224	633,847
Abitibi-Consolidated (a)(c)	3,950,000	–
Quebecor World (a)(c)	9,700,000	–
		633,847
Semiconductors - 0.02%
Magnachip Semiconductor Corp. (a)	2,010	23,155
TOTAL COMMON STOCKS (Cost $4,082,221)		$1,218,257

PREFERRED STOCKS - 0.84%
Diversified Financial Services - 0.84%
Ally Financial, Inc. , 7.000% (b)	1,363	1,281,050
TOTAL PREFERRED STOCKS (Cost $0)		$1,281,050

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 5.21%
Student Loan - 5.21%
National Collegiate Student Loan Trust
Series A-4, 0.491%, 10/25/2033	$1,500,000	$777,974
SLM Student Loan Trust
Series 2004-B, 0.577%, 03/15/2024	2,980,000	2,595,469
Series 2004-B, 0.677%, 09/15/2033	1,500,000	1,231,406
Series 2005-A, 0.557%, 12/15/2038	1,865,000	1,514,990
Series 2006-A, 0.537%, 06/15/2039	2,200,000	1,800,745
		7,142,610
TOTAL ASSET BACKED SECURITIES (Cost $7,419,763)		$7,920,584

CORPORATE BONDS - 76.76%
Advertising - 2.86%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$3,920,000	$4,341,400
Automobile Parts & Equipment - 1.60%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	2,465,000	2,434,188
Banks & Thrifts - 12.93%
Ally Financial, Inc.
7.500%, 12/31/2013	1,029,000	1,099,744
6.750%, 12/01/2014	3,646,000	3,764,495
8.000%, 12/31/2018	1,235,000	1,321,450
First Horizon National Corp.
5.375%, 12/15/2015	1,780,000	1,893,770
JP Morgan Chase & Co.
7.900%, 04/30/2099	3,420,000	3,673,388
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017	3,380,000	3,657,531
Regions Financial Corp.
5.750%, 06/15/2015	2,555,000	2,516,675
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	1,500,000	1,745,315
		19,672,368

Building Materials - 9.91%
CRH America Corp.
6.000%, 09/30/2016	1,915,000	2,102,037
Masco Corp.
6.125%, 10/03/2016	4,040,000	4,150,078
Mohawk Industries, Inc.
6.875%, 01/15/2016	2,965,000	3,224,438
Owens Corning
6.500%, 12/01/2016	1,445,000	1,572,278
USG Corp.
6.300%, 11/15/2016	4,555,000	4,008,400
		15,057,231
Chemical - 1.52%
Lyondell Chemical Co.
11.000%, 05/01/2018	2,065,000	2,312,800
Consumer Products - 1.32%
Spectrum Brands, Inc.
9.500%, 06/15/2018 (b)	1,835,000	2,009,325
Diversified Financial Services - 7.38%
American International Group, Inc.
6.400%, 12/15/2020	2,370,000	2,551,032
Ford Motor Credit Co. LLC
7.000%, 10/01/2013	3,085,000	3,296,869
International Lease Finance Corp.
6.625%, 11/15/2013	2,240,000	2,318,400
SLM Corp.
5.000%, 10/01/2013	2,920,000	3,036,799
		11,203,100
Electric Utilities - 11.53%
Ameren Corp.
8.875%, 05/15/2014	2,910,000	3,371,305
EDP Finance BV
4.900%, 10/01/2019 (b)	3,150,000	2,698,674
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	4,497,600
Nisource Finance Corp.
5.250%, 09/15/2017	2,140,000	2,314,680
Oncor Electric Delivery Co. LLC
7.000%, 09/01/2022	3,900,000	4,649,635
		17,531,894
Energy - 1.13%
Valero Energy Corp.
9.375%, 03/15/2019	1,340,000	1,711,557
Food, Beverage & Tobacco - 5.31%
Chiquita Brands International, Inc.
7.500%, 11/01/2014	1,290,000	1,299,675
Pilgrim's Pride Corp.
7.875%, 12/15/2018 (b)	1,800,000	1,665,000
Tyson Foods, Inc.
7.100%, 04/01/2016	4,615,000	5,099,575
		8,064,250

Homebuilders - 9.57%
Centex Corp.
6.500%, 05/01/2016	2,695,000	2,816,275
Lennar Corp.
5.600%, 05/31/2015	4,275,000	4,200,187
Pulte Group, Inc.
5.200%, 02/15/2015	3,205,000	3,205,000
Toll Brothers Finance Corp.
5.150%, 05/15/2015	4,235,000	4,351,340
		14,572,802
Insurance - 3.21%
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	1,937,895
5.875%, 08/15/2020	1,250,000	1,299,670
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	1,490,000	1,637,430
		4,874,995
Media - 2.05%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	1,075,000	1,200,321
Virgin Media Finance Plc
9.500%, 08/15/2016	1,685,000	1,904,050
		3,104,371
Oil & Gas - 2.84%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	2,800,000	3,151,643
El Paso Corp.
7.000%, 06/15/2017	1,035,000	1,170,973
		4,322,616
Retail - 1.57%
Marks & Spencer Plc
7.125%, 12/01/2037 (b)	2,415,000	2,388,150
Technology, Equipment & Services - 1.43%
Unisys Corp.
12.500%, 01/15/2016	1,980,000	2,168,100
Telecommunications - 0.60%
Telecom Italia Capital SA
6.999%, 06/04/2018	840,000	918,692
TOTAL CORPORATE BONDS (Cost $109,222,737)		$116,687,839

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: $1.97 (a)(c)	80,400	$-
TOTAL WARRANTS (Cost $863,486)		$–

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.07%
Repurchase Agreement - 2.07%
State Street Bank and Trust Repurchase Agreement (Dated 6/30/11), due
7/1/2011, 0.01%, [Collateralized by $3,150,000 United States Treasury Bill, 5/15/13,
1.375% (Market Value 3,210,287)], (proceeds $3,143,286)	$3,143,286	$3,143,286
TOTAL SHORT TERM INVESTMENTS (Cost $3,143,286)		$3,143,286

Total Investments (Cost $152,163,019) - 100.93%		$153,436,859
Liabilities in Excess of Other Assets - (0.93%)		(1,416,837)
TOTAL NET ASSETS - 100.00%		$152,020,022

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act"
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act or pursuant to another exemption from registration). The market values of these securities total
$10,042,199, which represents 6.61% of total net assets.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $0 or 0.00% of the Fund's net assets.

Brandes Investment Trust
Notes to Schedule of Investments
June 30, 2011 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2011 for the Brandes Institutional Global Equity Fund, ("Global Fund"), Brandes Institutional International Equity Fund ("International Fund"),  Brandes Institutional Emerging Markets Fund ("Emerging Markets Fund"), Brandes Institutional Core Plus Fixed Income Fund ("Core Plus Fund"), and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

		Global Fund	International Fund	Emerging Markets Fund	Core Plus Fund	SMART Fund
	Cost of Investments	$ 40,327,815	$632,958,543	$ 110,935,121	$ 24,814,877	$152,163,019
	Gross unrealized appreciation	$ 5,454,955	$ 64,245,450	$ 5,194,600	$ 2,012,711	$ 13,012,466
	Gross unrealized depreciation	(1,782,875)	(95,706,780)	(4,189,820)	(226,156)	(11,738,626)
	Net unrealized appreciation/(depreciation)	$ 3,672,080	$ (31,461,330)	$ 1,004,780	$ 1,786,555	$ 1,273,840

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

2)	Significant Accounting Policies

	A. Fair Value Measurements

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the following three broad categories:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds' own assumptions that market participants would use to price the asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy noted above.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it will have on the Funds' financial statement disclosures.

The following is a summary of the inputs used, as of June 30, 2011, involving the Funds' assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	There were no significant transfers in or out of Levels 1 and 2.

	Description	Level 1	Level 2	Level 3	Total

	Investments in Securities
	Global Fund
	Equities
	Consumer Discretionary	$ 645,687	$ 2,610,503	$ -	$ 3,256,190
	Consumer Staples	1,361,756	4,203,436	-	5,565,192
	Energy	2,276,618	2,395,757	-	4,672,375
	Financials	4,345,531	3,685,322	-	8,030,853
	Health Care	2,796,988	3,940,495	-	6,737,483
	Industrials	1,156,768	-	-	1,156,768
	Information Technology	4,968,153	2,745,468	-	7,713,621
	Telecommunication Services	1,057,464	4,741,449	-	5,798,913
	Utilities	195,750	-	-	195,750
	Total Equities	18,804,715	24,322,430	-	43,127,145
	Repurchase Agreements	-	872,750	-	872,750
	Total Investments in Securities	$ 18,804,715	$ 25,195,180	$ -	$ 43,999,895

International Fund
	Equities
	Consumer Discretionary	$ -	$ 59,963,284	$ -	$ 59,963,284
	Consumer Staples	-	71,658,876	-	71,658,876
	Energy	8,092,770	45,912,882	-	54,005,652
	Financials	18,594,569	86,945,495	-	105,540,064
	Health Care	-	75,790,704	-	75,790,704
	Industrials	-	15,348,293	-	15,348,293
	Information Technology	11,919,953	59,131,218	-	71,051,171
	Materials	8,803,467	8,082,533	-	16,886,000
	Telecommunication Services	14,372,612	103,169,176	-	117,541,788
	Utilities	13,711,381	-	-	13,711,381
	Total Equities	75,494,752	526,002,461	-	601,497,213
	Total Investments in Securities	$ 75,494,752	$ 526,002,461	$ -	$ 601,497,213

Emerging Markets Fund
	Equities
	Consumer Discretionary	$ 5,103,049	$ 6,899,559	$ -	$ 12,002,608
	Consumer Staples	3,953,265	4,873,592	-	8,826,857
	Energy	7,822,706	237,503	-	8,060,209
	Financials	12,883,279	9,932,079	-	22,815,358
	Health Care	1,521,031	-	-	1,521,031
	Industrials	2,231,253	1,667,359	-	3,898,612
	Information Technology	4,523,712	-	-	4,523,712
	Materials	8,430,664	2,936,057	-	11,366,721
	Telecommunication Services	12,652,081	9,866,605	-	22,518,686
	Utilities	5,476,890	5,335,014	-	10,811,904
	Total Equities	64,597,930	41,747,768	-	106,345,698
	Short Term Investments	5,594,203	-	-	5,594,203
	Total Investments in Securities	$ 70,192,133	$ 41,747,768	$ -	$ 111,939,901

Core Plus Fund
	Equities*	$ 36,201	$ -	$ -	$ 36,201
	Asset Backed Securities	-	1,235,402	-	1,235,402
	Corporate Bonds		13,569,195		13,569,195
	Government Securities	-	7,276,905	-	7,276,905
	Mortgage Backed Securities	-	3,712,920	-	3,712,920
	Short Term Investments	-	424,997		424,997
	Repurchase Agreements	-	345,812	-	345,812
	Total Investments in Securities	$ 36,201	$ 26,565,231	$ -	$ 26,601,432

SMART Fund
	Equities*	$ 2,499,307	$ -	$ -	$ 2,499,307
	Asset Backed Securities	-	7,920,584	-	7,920,584
	Corporate Bonds	-	116,687,839	-	116,687,839
	Government Securities	-	6,624,731	-	6,624,731
	Mortgage Backed Securities	-	16,561,112	-	16,561,112
	Repurchase Agreements	-	3,143,286	-	3,143,286
	Total Investments in Securities	$ 2,499,307	$ 150,937,552	$ -	$ 153,436,859

*See the Schedule of Investments for the equity investments detailed by industry classification.

Below is a reconciliation that details the activity of securities in Level 3 during the period of October 1, 2010 to June 30, 2011:
	Core Plus Fund	SMART Fund
Beginning Balance - October 1, 2010	$ 456	$ 1,662,683
Net purchases/(sales)	-	(2,108,145)
Transfers in/(out) of level 3	-	-
Total realized and unrealized gains/(losses)	(596)	399,418
Accrued accretion/(amortization)	140	46,044
Ending Balance - June 30, 2011	$ -	$ -

B. Security Valuation

The Funds use a third party fair valuation service to adjust the prices of foreign securities held by each Fund that are traded on foreign exchanges in order to reflect the price impacts of events occurring after the close of such foreign exchanges that may affect the values of such securities.  As of June 30, 2011, the International Equity Fund, Global Equity Fund and Emerging Markets Fund had securities with market values of $526,002,461, $24,322,430, and $39,769,795 and that represents 85.43%, 55.24%, and 35.22% of each Fund's net assets, respectively, that were fair valued using this third party valuation service.

3)	Securities Lending
The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Funds’ securities exposes the Funds to risk such as the following:

(i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii)the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities.  As of June 30, 2011, only the Institutional Fund had a market value of securities loaned of $4,962,603 and received non-cash collateral for the loans of $5,177,344.  Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default.  Therefore, non-cash collateral is not included on the Funds' Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)             /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date          8/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date          8/29/11

By (Signature and Title)*            /s/ Gary Iwamura
Gary Iwamura, Treasurer

Date          8/29/11

* Print the name and title of each signing officer under his or her signature.